Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock par value	$ 0.001	$ .001	$ .001